Annual Total Returns[BarChart] - INVESCO Small Cap Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.41%)	13.50%	36.68%	2.17%	(5.61%)	11.72%	13.58%	(15.16%)	26.13%	27.29%